U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 2-29858

POST-EFFECTIVE AMENDMENT NO. 104

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-1701

POST-EFFECTIVE AMENDMENT NO. 79

DAVIS NEW YORK VENTURE FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(520) 434-3771

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On , pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered Common Stock of:

DAVIS GLOBAL FUND Class A, B, C, and Y shares

DAVIS INTERNATIONAL FUND Class A, B, C, and Y shares

EXPLANATORY NOTE

This Post-Effective Amendment No. 104 to the Registration Statement contains:

Cover Page

Signature Page

This Amendment is intended to designate a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective.

This Amendment is not intended to amend the prospectuses and statements of additional information of other series (Davis New York Venture Fund or Davis Research Fund) of the Registrant.

DAVIS NEW YORK VENTURE FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 4th day of February 2013.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS NEW YORK VENTURE FUND, INC.

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	February 4, 2013

Douglas Haines* Douglas Haines	Principal Financial Officer and Principal Accounting Officer	February 4, 2013

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23 (q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on February 4, 2013, by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum* Marc P. Blum	Director

Andrew A. Davis* Andrew A. Davis	Director

Christopher C. Davis* Christopher C. Davis	Director

John Gates* John Gates	Director

Thomas. S. Gayner* Thomas S. Gayner	Director

Samuel H. Iapalucci* Samuel H. Iapalucci	Director

Robert P. Morgenthau* Robert P. Morgenthau	Director

Marsha Williams* Marsha Williams	Director

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

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